Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2019	March 31, 2019
	(Unaudited)

Goodwill	$3,223	$-
Patents	1,013	1,013
Outsourced vendor relationships	1,017	1,017
Non-compete agreements	340	340
Total intangible assets	5,593	2,370
Accumulated amortization and impairment	(2,370)	(2,370)
Intangible assets, net	$3,223	$-

	2019	2018
Patents	$1,013	$1,013
Customer lists	-	-
Outsourced vendor relationships	340	340
Non-compete agreements	1,017	1,017
Goodwill	-	-
Total intangible assets	2,370	2370
Accumulated amortization and impairment	(2,370)	(825)
Intangible assets, net	$-	$1,545